Commitments	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments [Abstract]
Commitments
Commitments

As at December 31, 2018, the Company had the following commitments (in addition to those disclosed elsewhere in these financial statements):

•	For payments of $7 million for capital spares, $4 million for mobile equipment and $1 million for the oxygen plant at the Fekola Mine, all of which is expected to be incurred in 2019.

•	For payments of $2 million for completion of the plant expansion at the Masbate Mine, all of which is expected to be incurred in 2019.

•	For payments of $7 million for the tailings storage facility at La Libertad Mine, all of which is expected to be incurred in 2019.